Net sales (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of associates [line items]
Schedule of net sales to customers by geographical areas

(a)The Group’s revenues are mostly from sales of gold and precious metals in the form of concentrates, including silver-lead, silver-gold, zinc and lead-gold-copper concentrates and ounces of gold. Set out below is the disaggregation of the Group’s revenue from contracts with customers:

	2019	2018	2017
	US$(000)	US$(000)	US$(000)

Revenues by geographic region:
Metal and concentrates sales -
Peru	476,978	521,017	516,054
America - other than Peru	171,769	370,624	471,863
Asia	105,645	120,519	120,719
Europe	60,475	100,792	79,837

	814,867	1,112,952	1,188,473

Services -
Peru	23,501	23,712	14,903
America - other than Peru	130	289	14,794
Europe	30	—	—
	23,661	24,001	29,697

Royalties -
Peru	22,297	20,385	20,739

	860,825	1,157,338	1,238,909

	2019	2018	2017
	US$(000)	US$(000)	US$(000)

Revenues by type of good or services:
Sales by metal -
Silver	298,171	362,122	393,257
Gold	254,194	411,877	510,982
Copper	238,304	274,761	268,527
Zinc	149,317	164,666	170,518
Lead	89,141	85,555	85,957
Manganese sulfate	6,046	6,655	6,317
Indium	—	—	66
	1,035,173	1,305,636	1,435,624
Commercial deductions	(220,306)	(192,684)	(247,151)
	814,867	1,112,952	1,188,473
Sales by services -	23,661	24,001	29,697
Royalties income -	22,297	20,385	20,739

Total revenue from contracts with customers	860,825	1,157,338	1,238,909

Revenues by type of recognition:
Goods transferred at a point in time	814,867	1,112,952	1,188,473
Services transferred over time	23,661	24,001	29,697
Royalties at a point of time	22,297	20,385	20,739

	860,825	1,157,338	1,238,909

(b)Set out below, is the reconciliation of the revenue from contracts with customers with the amounts disclosed in the consolidated statement of profit or loss:

	2019	2018	2017
	US$(000)	US$(000)	US$(000)

Contracts with customers for sale of goods	814,867	1,112,952	1,188,473
Hedge operations	4,322	(1,398)	(10,921)
Fair value of accounts receivables	2,347	(6,013)	8,417
Adjustments to prior period liquidations	394	788	1,237
Net sale of goods	821,930	1,106,329	1,187,206

Net sale of services	23,661	24,001	29,697

Royalty income	22,297	20,385	20,739

	867,888	1,150,715	1,237,642

Sociedad Minera Cerro Verde S.A.A. [Member]
Disclosure of associates [line items]
Schedule of net sales by geographic region

(b)The following table shows net sales by geographic region based on the final destination port:

	For the year ended	For the year ended	For the year ended
	December 31, 2019	December 31, 2018	December 31, 2017
	US$(000)	US$(000)	US$(000)

Asia	2,374,350	2,404,530	2,416,826
North America	265,599	295,448	287,174
South America (primarily Peru)	168,077	136,400	193,174
Europe	77,716	209,894	314,092
Central America	11,152	15,658	—
	2,896,894	3,061,930	3,211,266
Less: Royalty contributions (see Note 2(k))	(6,828)	(7,904)	(8,335)

Total net sales	2,890,066	3,054,026	3,202,931

Schedule of revenue by type of products

(a)This item is made up as follows:

	For the year ended		For the year ended		For the year ended
	December 31, 2019		December 31, 2018		December 31, 2017
	Pounds (000)	US$(000)	Pounds (000)	US$(000)	Pounds (000)	US$(000)

Copper in concentrate	912,974	2,294,249	962,113	2,458,088	979,243	2,702,508
Copper cathode	88,875	244,277	86,346	251,908	84,679	241,725
Other (primarily silver and molybdenum concentrate)		358,368		351,934		267,033
Subtotal Sales		2,896,894		3,061,930		3,211,266
Less: Royalty contributions (see Note 2(k))		(6,828)		(7,904)		(8,335)

Total net sales		2,890,066		3,054,026		3,202,931

Minera Yanacocha SRL and subsidiary [Member]
Disclosure of associates [line items]
Schedule of net sales to customers by geographical areas

(a)The Company’s revenues are mainly from sales of gold ounces. The table below presents the net sales to customers by geographic region:

	2019	2018	2017
	US$(000)	US$(000)	US$(000)

Sales and services by geographic region:
Metal sales
Europe (Switzerland)	734,526	518,664	491,887
America	—	139,989	179,018
	734,526	658,653	670,905

Schedule of other operating revenue	(b)Other operating revenue is made up as follows:

	2019	2018	2017
	US$(000)	US$(000)	US$(000)

Copper and silver in concentrate	4,098	20,442	17,509
Others	678	1,523	4,361

	4,776	21,965	21,870